Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class II | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	77.10%
Class II | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
Class II | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class II | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
Class II | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Class II | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class II | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class II | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.30%
Class II | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
Class II | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Class II | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class II | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
Class II | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Class II | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class II | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class I | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%
Class I | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Class I | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class I | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Class II | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	65.70%
Class II | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Class II | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Class II | Foreign Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%